EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan assets (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	R$ (1,084,758)
Return of the plan assets	59,692	R$ 64,128	R$ 186,856
Fair value of plan assets at the end of the year	(1,057,849)	(1,084,758)
Plan assets
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	3,456,613	3,292,890	3,865,411
Return of the plan assets	165,908	169,304	186,857
Contributions from sponsors	197,828	111,450	(47,574)
Settlement	(64,868)	(51,469)	(6,710)
Payment of benefits	(318,198)	(335,471)	(317,505)
Remeasurement	(253,301)	232,214	109,153
Assets held for sale		(73,127)
Exchange Variance	384,952	110,822	(496,742)
Fair value of plan assets at the end of the year	3,568,934	3,456,613	R$ 3,292,890
Value of shares included in fair value of plan assets	R$ 3,427	R$ 3,558